UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1:	Schedule of Investments

October 31, 2004

	Vanguard Dividend Growth Fund	Shares	Market Value (000)
	COMMON STOCKS (98.6%)
	Auto & Transportation (2.0%)
	FedEx Corp.	104,200	$9,495
	CSX Corp.	241,900	8,829

			18,324

	Consumer Discretionary (11.5%)
	TJX Cos., Inc.	641,600	15,386
	McDonald's Corp.	511,700	14,916
	Gannett Co., Inc.	146,100	12,119
	Mattel, Inc.	682,700	11,954
	Kimberly-Clark Corp.	169,100	10,090
	The Walt Disney Co.	391,800	9,881
	Home Depot, Inc.	227,700	9,354
	Knight Ridder	112,100	7,682
	Newell Rubbermaid, Inc.	193,500	4,172
	Omnicom Group Inc.	52,200	4,119
	Gillette Co.	92,100	3,820

			103,493

	Consumer Staples (5.8%)
	Altria Group, Inc.	323,900	15,696
	General Mills, Inc.	329,200	14,567
	The Coca-Cola Co.	226,200	9,197
*	Safeway, Inc.	470,400	8,580
	The Procter & Gamble Co.	81,400	4,166

			52,206

	Financial Services (18.7%)
	Citigroup, Inc.	521,200	23,126
	Bank of America Corp.	510,600	22,870
	Merrill Lynch & Co., Inc.	337,600	18,210
	ACE Ltd.	397,300	15,121
	XL Capital Ltd. Class A	191,800	13,906
	Fannie Mae	173,700	12,185
	Marsh & McLennan Cos., Inc.	415,300	11,487
	Golden West Financial Corp.	92,500	10,815
	American Express Co.	196,500	10,428
	Automatic Data Processing, Inc.	237,200	10,292
	H & R Block, Inc.	157,900	7,508
	MBIA, Inc.	117,700	6,810
	ProLogis REIT	154,800	6,034

			168,792

	Health Care (14.8%)
	Abbott Laboratories	495,400	21,119
	Pfizer Inc.	587,200	16,999
	Guidant Corp.	250,200	16,668
	Baxter International, Inc.	459,700	14,140
	Wyeth	322,900	12,803
	AstraZeneca Group PLC ADR	298,500	12,298
	Novartis AG ADR	221,700	10,644
	Eli Lilly & Co.	160,900	8,835
	Becton, Dickinson & Co.	157,600	8,274
	Schering-Plough Corp.	393,400	7,125
	C.R. Bard, Inc.	79,600	4,521

			133,426

	Integrated Oils (6.8%)
	ConocoPhillips Co.	172,300	14,527
	ChevronTexaco Corp.	252,000	13,371
	Total SA ADR	122,400	12,764
	ExxonMobil Corp.	242,100	11,916
	Royal Dutch Petroleum Co. ADR	156,700	8,499

			61,077

	Materials & Processing (6.4%)
	Weyerhaeuser Co.	201,200	12,603
	E.I. du Pont de Nemours & Co.	289,300	12,402
	Alcoa Inc.	366,200	11,902
	International Paper Co.	274,400	10,567
	Avery Dennison Corp.	167,600	10,197

			57,671

	Producer Durables (12.2%)
	Nokia Corp. ADR	1,220,400	18,819
	United Technologies Corp.	186,800	17,339
	Emerson Electric Co.	224,500	14,379
	Pitney Bowes, Inc.	317,800	13,904
	Parker Hannifin Corp.	183,600	12,968
	Caterpillar, Inc.	140,100	11,284
	Cooper Industries, Inc. Class A	149,600	9,559
	Illinois Tool Works, Inc.	74,700	6,893
	The Boeing Co.	88,800	4,431

			109,576

	Technology (9.4%)
	Microsoft Corp.	844,400	23,635
	International Business Machines Corp.	197,500	17,726
	General Dynamics Corp.	152,700	15,594
	Hewlett-Packard Co.	502,300	9,373
	Motorola, Inc.	433,300	7,479
*	Intuit, Inc.	149,600	6,786
	Intel Corp.	203,800	4,537

			85,130

	Utilities (6.8%)
	Verizon Communications Inc.	437,700	17,114
	Exelon Corp.	327,600	12,980
	Pinnacle West Capital Corp.	293,600	12,513
	SBC Communications Inc.	345,000	8,715
	FPL Group, Inc.	87,200	6,008
	AT&T Corp.	256,600	4,390

			61,720

	Other (4.2%)
	General Electric Co.	739,200	25,222
	Honeywell International Inc.	374,000	12,596

			37,818

TOTAL COMMON STOCKS
(Cost $770,761)		889,233

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENT (0.8%)

Repurchase Agreement
Goldman Sachs & Co.
1.86%, 11/1/2004
(Date 10/29/2004, Repurchase Value $7,401,000,
collateralized by Federal National Mortgage Assn.,
6.00%, 8/1/2034)
(Cost $7,400)	$7,400	7,400

TOTAL INVESTMENTS (99.4%)
(Cost $778,161)		896,633

OTHER ASSETS AND LIABILITIES-NET (0.6%)		5,477

NET ASSETS (100%)		$902,110

*Non-income-producing security.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2004, the cost of investment securities for tax purposes was $778,161,000. Net unrealized appreciation of investment securities for tax purposes was $118,472,000, consisting of unrealized gains of $141,186,000 on securities that had risen in value since their purchase and $22,714,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.